License Revenue - Disaggregation of Revenue (Details) - License revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Total license revenue	$ 2,369	$ 0	$ 2,369	$ 1,507
United Kingdom
Disaggregation of Revenue [Line Items]
Total license revenue	60	0	60	0
United States
Disaggregation of Revenue [Line Items]
Total license revenue	$ 2,309	$ 0	$ 2,309	$ 1,507